Long-term Payables – other - Details of Long-term Payables - Other, Which Consist of Payables Related to the Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Present value discount on long-term payables – other	₩ (3,964)	₩ (13,355)
Current portion of long-term payables – other	(368,572)	(367,765)
Carrying amount as of December 31	179,389	539,955
Gross amount [member]
Disclosure of financial liabilities [line items]
Long-term payables – other	₩ 551,925	₩ 921,075